Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Large Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,299	$ 10,803	$ 11,648	$ 11,721	$ 11,806	$ 17,319	$ 17,604	$ 16,513	$ 20,371	$ 22,298
Columbia Large Cap Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,798	11,295	12,082	12,074	12,071	17,566	17,717	16,495	20,212	21,951
Columbia Large Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,892	11,513	12,446	12,565	12,681	18,647	19,003	17,871	22,110	24,254
Columbia Large Cap Value Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,902	11,539	12,471	12,598	12,734	18,721	19,086	17,946	22,217	24,374
Columbia Large Cap Value Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,907	11,552	12,497	12,626	12,753	18,767	19,136	18,017	22,299	24,481
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,078	11,839	13,567	14,037	15,797	22,536	21,926	22,463	28,754	32,703
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 9,994	$ 11,459	$ 12,404	$ 12,584	$ 12,377	$ 17,871	$ 18,037	$ 17,217	$ 20,955	$ 22,822